Borrowings	12 Months Ended
Dec. 31, 2021
Subordinated Borrowings [Abstract]
BORROWINGS

NOTE 10 – BORROWINGS

On April 20, 2020, the Company borrowed a loan of $128,927 (HK$1,000,000) from an unrelated individual. The loan was interest-free, unsecured, and repayable on April 2021. The Company repaid the borrowing on February 2, 2021.